Acquisitions - Narrative (Details) $ / shares in Units, ft² in Thousands		12 Months Ended
	Nov. 05, 2021 USD ($) ft² capsule	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 29, 2021 USD ($)
Acquisitions (Details) [Line Items]
Current assets (liabilities)					$ 131,086,000
Current prepaid expenses			$ 4,602,000
Shares issued (in shares) | shares		10,464,612
Asset purchase agreement to acquire (in sq ft) | ft²	86,000
Production capacity (in dollars per share) | capsule	1,800,000,000
Purchase price (in dollars per share)	$ 1,600,000
Transactions costs				$ 213,600
Purchase price percentage			50.00%
Remaining purchase price percentage			50.00%
Fair value of acquired assets			$ 1,813,000
SPAC Sponsors
Acquisitions (Details) [Line Items]
Shares issued (in shares) | shares		1,250,000
Opco Shareholders
Acquisitions (Details) [Line Items]
Shares issued (in shares) | shares		10,464,612
Top of range
Acquisitions (Details) [Line Items]
Escrow measured at fair value		$ 25,795,000	35,789,000
Bottom of range
Acquisitions (Details) [Line Items]
Escrow measured at fair value		$ 3,081,000	$ 2,138,000
Sponsors’ Holdco Ordinary Shares in escrow
Acquisitions (Details) [Line Items]
Shares issued (in shares) | shares		1,250,000
Escrowed securities (as a percent)		50.00%
Remaining , escrowed securities (as a percent)		50.00%
Sponsors’ Holdco Ordinary Shares in escrow | Minimum
Acquisitions (Details) [Line Items]
Ordinary value (in dollars per share) | $ / shares		$ 12.50
Trading days (in days)		20 days
Trading period (in days)		30 days
Sponsors’ Holdco Ordinary Shares in escrow | Maximum
Acquisitions (Details) [Line Items]
Ordinary value (in dollars per share) | $ / shares		$ 13.00
Trading days (in days)		20 days
Trading period (in days)		30 days
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow
Acquisitions (Details) [Line Items]
Shares issued (in shares) | shares		10,464,612
Escrowed securities (as a percent)		50.00%
Remaining , escrowed securities (as a percent)		50.00%
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow | Minimum
Acquisitions (Details) [Line Items]
Ordinary value (in dollars per share) | $ / shares		$ 12.50
Trading days (in days)		20 days
Trading period (in days)		30 days
Eligible Procaps Shareholders Holdco Ordinary Shares in escrow | Maximum
Acquisitions (Details) [Line Items]
Ordinary value (in dollars per share) | $ / shares		$ 13.00
Trading days (in days)		20 days
Trading period (in days)		30 days